SEGMENT INFORMATION - Segments Adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Profit / (loss) before tax from continuing operations	$ 26	$ 1,181	$ (248)
Depreciation	1,576	1,652	1,339
Amortization	343	394	495
Impairment (loss) / reversal	785	108	858
(Gain) / loss on disposal of non-current assets	37	43	57
Gain / (loss) on disposal of subsidiaries	78	(1)	(30)
Finance costs	683	892	816
Finance income	(23)	(53)	(67)
Other non-operating (gain) / loss	(111)	(21)	68
Net foreign exchange (gain) / loss	60	20	(15)
Adjusted EBITDA	$ 3,454	$ 4,215	$ 3,273